CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 229,225		$ 167,135		$ 874,172		$ 677,761		$ 686,234
Expenses:
Operating expenses	166,025		116,746		571,672		413,188		416,677
Depreciation and amortization	34,337		29,512		134,053		113,017		112,136
Total expenses	200,362		146,258		705,725		526,205		528,813
Total operating gross margin	28,863		20,877	[1]	168,447	[1]	151,556	[1]	157,421
General and administration expense	(8,964)	[2]	(12,845)	[2]	(68,025)	[2]	(46,257)	[2]	(31,567)	[2]
Impairments and other charges					0		0		(170,000)
Provision for reduction in carrying value of certain assets					(2,544)		0		(1,350)
Gain (loss) on disposition of assets, net	(129)		1,148		3,994		1,974		3,659
Total operating income (loss)	19,770		9,180		101,872		107,273		(41,837)
Other income and (expense):
Interest expense	(12,039)		(10,006)		(47,820)		(33,542)		(22,594)
Interest income	32		59		2,450		153		256
Loss on extinguishment of debt	(29,673)		0		(5,218)		(2,130)		0
Change in fair value of derivative positions					53		55		(110)
Other	895		(165)		1,450		(832)		(1,127)
Total other expense	(40,785)		(10,112)		(49,085)		(36,296)		(23,575)
Income (loss) before income taxes	(21,015)		(932)		52,787		70,977		(65,412)
Income tax expense (benefit):
Current tax expense					12,909		18,042		33,608
Deferred tax expense (benefit)	(12,292)		(1,607)		12,699		15,837		(48,375)
Income tax expense (benefit)	(8,623)		(1,504)		25,608		33,879		(14,767)
Net income (loss)	(12,392)		572		27,179		37,098		(50,645)
Less: Net (loss) attributable to noncontrolling interest	157		(20)		164		(215)		(194)
Net income (loss) attributable to controlling interest	$ (12,549)		$ 592		$ 27,015		$ 37,313		$ (50,451)
Basic earnings per share (in dollars per share)	$ (0.10)		$ 0.00	[3]	$ 0.23	[3]	$ 0.32	[3]	$ (0.43)
Diluted earnings per share (in dollars per share)	$ (0.10)		$ 0.00	[3]	$ 0.22	[3]	$ 0.31	[3]	$ (0.43)
Number of common shares used in computing earnings per share:
Basic (in shares)	120,368,650		118,867,678		119,284,468		117,721,135		116,081,590
Diluted (in shares)	120,368,650		120,072,574		121,224,550		119,093,590		116,081,590

[1]	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.
[2]	General and administration expenses for field operations are included in operating expenses.
[3]	As a result of shares issued during the year, earnings per share for each of the year's four quarters, which are based on weighted average shares outstanding during each quarter, may not equal the annual earnings per share, which is based on the weighted average shares outstanding during the year. Additionally, as a result of rounding to the thousands, revenues, operating gross margin, operating income, and net income (loss) attributable to controlling interest may not equal the 2013 year to date results.